Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of share capital
	Number of Common Shares December 31
	2022	2021

Authorized share capital	140,000,000	140,000,000
Issued and paid up share capital	44,394,844	44,394,844

	In SEK December 31
	2022	2021

Authorized share capital (in thousands SEK)	2,800	2,800
Issued and paid-up share capital (in thousands SEK)	888	888